Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 78,632	$ 79,949	$ 60,277
Other comprehensive income, net of tax:
Change in net unrealized gains on available-for-sale marketable securities	740	0	0
Deferred tax expense	(611)	0	0
Total other comprehensive income	129	0	0
Total comprehensive income	$ 78,761	$ 79,949	$ 60,277